NOTES PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended							12 Months Ended									3 Months Ended		12 Months Ended
	Dec. 29, 2013 Quarter	Dec. 30, 2012	Dec. 25, 2011	Sep. 23, 2012 Class C [Member]	Dec. 30, 2012 Class C [Member]	Dec. 29, 2013 Secured Debt [Member]	Dec. 05, 2012 Secured Debt [Member]	Dec. 29, 2013 Term Loan [Member]	Dec. 05, 2012 Term Loan [Member]	Dec. 29, 2013 Revolving Credit Facility [Member]	Dec. 05, 2012 Revolving Credit Facility [Member]	Dec. 29, 2013 LIBOR [Member] Secured Debt [Member]	Dec. 29, 2013 Federal Funds Rate [Member]	Dec. 29, 2013 Federal Funds Rate [Member] Secured Debt [Member]	Dec. 29, 2013 One Month LIBOR [Member]	Dec. 29, 2013 One Month LIBOR [Member] Secured Debt [Member]	Dec. 29, 2013 Minimum [Member] Secured Debt [Member]	Dec. 29, 2013 Minimum [Member] LIBOR [Member]	Dec. 29, 2013 Maximum [Member] Secured Debt [Member]	Dec. 29, 2013 Maximum [Member] LIBOR [Member]	Sep. 29, 2013 Unsecured subordinated notes payable [Member]	Sep. 23, 2012 Unsecured subordinated notes payable [Member] Note	Dec. 29, 2013 Unsecured subordinated notes payable [Member] Note	Dec. 30, 2012 Unsecured subordinated notes payable [Member] Note	Aug. 13, 2012 Unsecured subordinated notes payable [Member]
Line of Credit Facility [Line Items]
Secured credit facility							$ 350,000		$ 150,000		$ 200,000
Expiration date of secured credit facility	Dec. 05, 2017
Secured term loan facility amortized percentage (in hundredths)	10.00%
Long-term Line of Credit								138,750		56,200
Incremental commitments, maximum						100,000
Description of variable rate basis												LIBOR		Federal Funds Rate plus		one-month LIBOR
Debt instruments basis spread on variable rate (in hundredths)												2.25%	0.50%		1.00%		0.50%	1.50%	1.50%	2.50%
Consolidated funded debt ratio of financial covenant as a multiple	3.75
Minimum interest coverage ratio of financial covenant as a multiple	3
Fiscal quarter period preceding the date of determination of ratio	4
Borrowings	194,950	230,095
Credit facility's weighted average interest rate (in hundredths)	2.23%	2.53%
Fees in connection with the credit facility	3,772
Fair value of our secured credit facility	187,469	224,752
Discounted cash flows interest rate for fair value of secured credit facility (in hundredths)	3.36%	3.08%																					7.19%	7.26%
Scheduled minimum repayments of secured loan facility [Abstract]
2014								15,000
2015								15,000
2016								15,000
2017								93,750
Stock repurchased during period (in shares)		3,264		3,264	3,264
Payments for repurchase of common stock	0	6,246	0	6,246	6,246
Number of promissory notes issued																						15
Aggregate principal amount of promissory notes																									25,599
Interest rate of notes issued (in hundredths)																									7.25%
Number of remaining subordinated notes																							7
Note payable repaid during period																					2,656			9,664
Number of subordinate notes repaid during the period																								7
Total remaining principle amount of subordinated notes	10,623	13,279																					13,279
Annual installment																							2,656
Fair value of unsecured subordinated notes payable																							$ 13,515	$ 16,188
Discounted cash flows interest rate for fair value of debt (in hundredths)	3.36%	3.08%																					7.19%	7.26%